Fair value measurements - reconciliation of changes in items measured at fair value Level 3 (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Securities
Assets, beginning	€ 104,343
Assets, ending	96,299	€ 104,343
Recurring fair value measurement
Securities
Assets, beginning	18,366
Assets, ending	13,287	18,366
Recurring fair value measurement | Derivatives
Securities
Assets, beginning	479
Assets, ending	284	479
Recurring fair value measurement | Level 3
Securities
Assets, beginning	33
Assets, ending	32	33
Recurring fair value measurement | Level 3 | Cash flow hedge reserve
Derivative financial assets/(liabilities)
Gains/(Losses) recognized in Other comprehensive income	20
Recurring fair value measurement | Level 3 | Currency translation differences
Derivative financial assets/(liabilities)
Gains/(Losses) recognized in Other comprehensive income	2
Recurring fair value measurement | Level 3 | Available-for-sale securities
Securities
Assets, beginning	12	12
Gains/(Losses) recognized in Consolidated Income Statement	(10)	0
Gains/(Losses) recognized in Other comprehensive income	0	0
Issues/Settlements	0	0
Assets, ending	2	12
Recurring fair value measurement | Level 3 | Derivatives
Securities
Assets, beginning	21
Assets, ending	30	21
Recurring fair value measurement | Level 3 | Derivatives | Derivatives
Derivative financial assets/(liabilities)
Assets (liabilities), beginning	19	(35)
Gains/(Losses) recognized in Consolidated Income Statement	27	(31)
Gains/(Losses) recognized in Other comprehensive income	18	62
Issues/Settlements	(35)	23
Assets (liabilities), ending	€ 29	€ 19